Commitments and Contingencies - Summary of Future Minimum Gross and Net Lease commitments (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Office Leases
Operating Leased Assets [Line Items]
2017	$ 6,868
2018	6,538
2019	6,720
2020	4,780
2021	2,466
Thereafter	1,304
Operating Leases, Future Minimum Payments Due, Total	28,676
Less: minimum payments to be received from subleases	(527)
Total	28,149
Equipment Leases
Operating Leased Assets [Line Items]
2017	277
2018	131
2019	6
Operating Leases, Future Minimum Payments Due, Total	414
Total	$ 414